Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2020
Accounting Policies [Abstract]
Basis of accounting
Basis of accounting
The unaudited interim condensed consolidated financial statements have been prepared on the same basis as the Company’s audited consolidated financial statements and, in the opinion of management, include all material adjustments, consisting only of normal recurring adjustments considered necessary for a fair statement of the Company's consolidated financial statements, in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The unaudited interim condensed consolidated financial statements should be read in conjunction with the annual consolidated financial statements and notes included in our Annual Report on Form 20-F for the year ended December 31, 2019, filed with the Securities and Exchange Commission (the "SEC") on April 17, 2020.

The unaudited interim condensed consolidated financial statements do not include all the disclosures required in an Annual Report on Form 20-F.

Recent Accounting Pronouncements	In March 2020, the FASB issued ASU 2020-04 (ASC 848 Reference Rate Reform), which provides optional expedients and exceptions for applying GAAP to contracts, hedging relationships, and other transactions affected by reference rate reform if certain criteria are met. The amendments in this update are elective and apply to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The amendments in this update are effective for all entities as of March 12, 2020 through December 31, 2022. We are currently evaluating the impact of electing the expedients and exceptions for applying GAAP provided by the update on our Condensed Consolidated Financial Statements.
Fair value measurement
The principal financial assets of the Company at June 30, 2020 and December 31, 2019, consist primarily of cash, cash equivalents, restricted cash, other current assets, receivables due from related parties and derivative instruments receivable. The principal financial liabilities of the Company consist of payables due to related parties, accounts payable, other current liabilities, derivative instruments payable and secured long-term debt.

The fair value measurements requirement applies to all assets and liabilities that are being measured and reported on a fair value basis. The assets and liabilities carried at fair value should be classified and disclosed in one of the following three categories based on the inputs used to determine its fair value:

Level 1: Quoted market prices in active markets for identical assets or liabilities;
Level 2: Observable market based inputs or unobservable inputs that are corroborated by market data;
Level 3: Unobservable inputs that are not corroborated by market data.

The fair value of the Company's cash, cash equivalents and restricted cash approximates their carrying amounts reported in the accompanying consolidated balance sheets.

The carrying value of other current assets, receivables from related parties, payables due to related parties, accounts payable and other current liabilities approximate their fair value.

The fair value of long-term debt with floating interest rate and the fair value of long-term debt with fixed interest rate is estimated based on the average of the current rates offered to the Company for all debt facilities. The carrying value approximates the fair market value for the floating and fixed rate long-term debt. This has been categorized as Level 2 on the fair value measurement hierarchy.